Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Options Valuation Assumptions
The fair value related to stock options granted was determined using Black-Scholes option pricing model and the assumptions shown in the table below:

Year Ended December 31, 2015

Risk-free interest rate	1.5%
Expected term (years)	5.4
Volatility	42.0%
Dividend yield	6.9%
Fair value per stock option	$3.17

Schedule of Stock Options Activity
The following table summarizes Chemours stock option activity for the year ended December 31, 2015.

	Number of Shares (in thousands)	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding, December 31, 2014	—	N/A
Converted on July 1, 2015	7,794	$14.56
Granted	662	16.04
Exercised	(22)	5.82
Forfeited	(150)	17.20
Expired	—	N/A
Outstanding, December 31, 2015	8,284	$14.66	4.82	$—
Exercisable, December 31, 2015	5,595	$13.79	4.21	$—

Schedule of Restricted Stock Units Activity
Non-vested awards of RSUs, both with and without performance feature, as of December 31, 2015 are shown below. The weighted-average grant-date fair value of RSUs granted and converted during 2015 was $14.94.

	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value (per share)
Nonvested, December 31, 2014	—	$—
Converted on July 1, 2015	1,431	16.00
Granted	1,065	13.50
Vested	(133)	16.00
Forfeited	(14)	16.00
Nonvested, December 31, 2015	2,349	14.87